TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of deferred tax liabilities

	Year ended December 31,
	2025	2024
Gross deferred tax assets:
Employee benefits	$160	$115
Doubtful debt provision	301	-
Lease liabilities	-	-
Deferred revenue	574	959
Other temporary differences	1,616	-
Gross deferred tax assets	2,651	1,074

Gross deferred tax liabilities:
Property, plant and equipment	(11)	(11)
Other temporary differences	(2,232)	-
Gross deferred tax liabilities	(2,243)	(11)

Deferred tax assets, net	$408	$1,063

Schedule of reconciliation between the tax expense profit loss

	Year ended December 31,
	2025	2024	2023
Profit (loss) before taxes on income	$7,710	$3,459	$(3,946)

Statutory federal income tax rate(1)	21%	21%	21%

Tax (tax benefit) computed at the statutory tax rate	$1,619	$726	$(829)

Deferred tax asset recognized for prior years	(1,145)	-	-
Unrecognized temporary differences	(161)	(59)	(47)
Decrease (increase) in unrecognized tax losses in the year	-	(351)	1,070
Tax adjustment in respect of different tax rates	136	107	44
Taxes in respect of previous years	(287)	90	5
Non-deductible expenses and other differences	32	25	8
Permanent differences	(72)	-	-
Other	13	-	-

	$135	$538	$251

1.	Statutory income tax rate according to US federal tax rate in respect of income generated by the US subsidiaries, for which income tax was recorded for the years ended December 31, 2025 2024 and 2023.

Schedule of income tax benefits

	Year ended December 31,
	2025	2024	2023
Current taxes	$1,467	$683	$798
Deferred taxes	(1,045)	(235)	(552)
Taxes in respect of previous years	(287)	90	5

	$135	$538	$251